Citigroup Mortgage Loan Trust 2024-CMI1

Exhibit 99.1 - Schedule 3(c)

Summary

Field Name	# of Variances	# Loans	% Variance
Amortization Type	0	281	0.00%
Appraisal Age	0	281	0.00%
Appraisal Value at Origination	0	281	0.00%
ATR Exempt	0	281	0.00%
City	0	281	0.00%
CO Borrower Original FICO Score	0	281	0.00%
Documentation Type Place Holder	0	281	0.00%
First Payment Date of Loan	0	281	0.00%
First Rate Adjustment Date ARMs	0	281	0.00%
Gross Margin	0	281	0.00%
Guideline Name	0	281	0.00%
Index	0	281	0.00%
Initial Interest Rate Cap Change Down	0	281	0.00%
Initial Interest Rate Cap Change Up	0	281	0.00%
Last Name	0	281	0.00%
Leasehold Flag (Y/N)	0	281	0.00%
Lien Position	0	281	0.00%
Lifetime Maximum Rate Ceiling	0	281	0.00%
Lifetime Minimum Rate Floor	0	281	0.00%
Loan Purpose	0	281	0.00%
Maturity Date	0	281	0.00%
Mortgage Insurance	0	281	0.00%
Mortgage Insurance Company Name	0	281	0.00%
Mortgage Insurance Percent	0	281	0.00%
Most Recent FICO Date	0	281	0.00%
Occupancy	0	281	0.00%
Original Amortization Term	0	281	0.00%
Original Interest Only Flag	0	281	0.00%
Original Interest Rate	0	281	0.00%
Original Loan Amount	0	281	0.00%
Original PI	0	281	0.00%
Original Property Valuation Date	0	281	0.00%
Original Term to Maturity	0	281	0.00%
Postal Code	0	281	0.00%
Prepayment Penalty Flag Y N	0	281	0.00%
Property Type	0	281	0.00%
Rate Frequency	0	281	0.00%
Sales Price	0	281	0.00%
State	0	281	0.00%
Subsequent Interest Rate Change Down	0	281	0.00%
Subsequent Interest Rate Change Up	0	281	0.00%
TILA Status Loan Designation	0	281	0.00%
Grand Total	0	11802	0.00%

Total Loans	281